Convertible Debentures And Fair Value Measurements (Details) - Schedule of additional inputs used in the fair value measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Additional Inputs Used In The Fair Value Measurement Abstract
Implied borrowing rate	50.00%	52.00%